Leases (Schedule of Disclosures of Right-of-Use Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cost
Balance as of January 1,	$ 7,163	$ 2,891
New leases	517	6,867
Adjustments for indexation	229	81
Disposals	(268)	(2,676)
Balance as of December 31,	7,641	7,163
Accumulated depreciation
Balance as of January 1,	465	1,676
Depreciation and amortization	664	565
Capitalized to Leasehold improvements	64	59
Disposals	(215)	(1,835)
Balance as of December 31,	978	465
Depreciated cost
December 31,	6,663	6,698
Buildings [Member]
Cost
Balance as of January 1,	6,511	2,341
New leases	390	6,460
Adjustments for indexation	221	78
Disposals	0	(2,368)
Balance as of December 31,	7,122	6,511
Accumulated depreciation
Balance as of January 1,	208	1,342
Depreciation and amortization	471	334
Capitalized to Leasehold improvements	64	59
Disposals	0	(1,527)
Balance as of December 31,	743	208
Depreciated cost
December 31,	6,379	6,303
Motor vehicles [Member]
Cost
Balance as of January 1,	652	550
New leases	127	407
Adjustments for indexation	8	3
Disposals	(268)	(308)
Balance as of December 31,	519	652
Accumulated depreciation
Balance as of January 1,	257	334
Depreciation and amortization	193	231
Capitalized to Leasehold improvements	0	0
Disposals	(215)	(308)
Balance as of December 31,	235	257
Depreciated cost
December 31,	$ 284	$ 395